--------------------------------------------------------------------------------
CALIFORNIA
DAILY TAX FREE                              600 FIFTH AVENUE, NEW YORK, NY 10020
INCOME FUND, INC.                           212-830-5200
================================================================================




Dear Shareholder:



We are pleased to present the annual report of California Daily Tax Free Income Fund, Inc. for the year ended December 31, 1999.


The Fund had net assets of $440,494,257 and 881 active shareholders as of December 31, 1999.


Thank you for your support and we look forward to continuing to serve your cash management needs.



Sincerely,



\s\Steven W. Duff



Steven W. Duff
President



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS
DECEMBER 31, 1999

================================================================================


                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity                 Value              Standard
   Amount                                                                         Date      Yield      (Note 1)    Moody's  & Poor's
   ------                                                                         ----      -----       ------     -------  --------
Other Tax Exempt Investments (7.59%)
------------------------------------------------------------------------------------------------------------------------------------
 $  1,000,000  California State RAN - Series 1999                               06/30/00     3.49%   $  1,002,077     MIG-1   SP-1+
    1,800,000  California State Veterans - Series BJ                            06/01/00     4.00       1,800,000    VMIG-1    A1+
    4,570,000  City of Placentia, Orange County, CA TRAN - Series 1998 (c)      06/30/00     3.13       4,571,501
    2,500,000  County of Merced, CA TRAN - Series 1999-2000                     06/30/00     3.37       2,506,731             SP-1+
    4,000,000  Davis Joint Unified School District TRAN - Series 1999-2000      06/30/00     3.37       4,001,314             SP-1+
    5,500,000  Metropolitan Water District, Water RB - Series 1999              06/01/00     3.65       5,500,000    VMIG-1
    5,000,000  Sacramento City Unified School District TRAN                     12/06/00     3.80       5,022,896             SP-1+
    2,500,000  San Luis, CA Coastal Unified School District TRAN - Series 1999  07/14/00     3.39       2,510,192             SP-1+
    2,500,000  Ventura County, CA Oxnard School District TRAN - Series 1999     07/27/00     3.35       2,511,556             SP-1+
    4,000,000  Ventura County, CA TRAN - Series 1999                            07/06/00     3.21       4,015,658     MIG-1   SP-1+
 ------------                                                                                        ------------
   33,370,000  Total Other Tax Exempt Investments                                                      33,441,925
 ------------                                                                                        ------------
Other Variable Rate Demand Instruments (b) (73.36%)
------------------------------------------------------------------------------------------------------------------------------------
 $ 10,000,000  Alameda - Contra Costa, CA School District
               Insured by AMBAC Indemnity Corp.                                 11/01/14     4.65%   $ 10,000,000             A1+
    6,300,000  Anaheim, CA COPS (1993 Refunding Projects)
               Insured by AMBAC Indemnity Corp.                                 08/01/19     4.85       6,300,000    VMIG-1   A1+
    3,000,000  California Association for Bay Area Government
               LOC Banque Nationale de Paris                                    10/01/27     4.55       3,000,000             A1
   15,300,000  California EDFA (California Independent System)
               LOC Bank of America                                              04/01/08     5.10      15,300,000    VMIG-1   A1+
    3,500,000  California EDFA (Fricke-Parks Press, Inc. Project)
               LOC US Bank, N.A.                                                05/01/23     5.25       3,500,000             A1
    1,500,000  California EDFA IDRB
               (Kuhnash Properties/Arkay Plastics Project) (c)
               LOC PNC Bank, N.A.                                               04/01/17     5.35       1,500,000
    3,000,000  California Health Facility Finance Authority
               (Adventist Health System)
               Insured by MBIA Insurance Co.                                    09/01/28     4.25       3,000,000    VMIG-1   A1+
    1,200,000  California Health Facility Finance Authority
               (Insured Hospital - Adventist)
               Insured by MBIA Insurance Co.                                    09/01/15     4.25       1,200,000    VMIG-1   A1+
    1,590,000  California HEFA RB (St. Joseph Health System)                    07/01/13     4.20       1,590,000    VMIG-1   A1+
    9,100,000  California HFA (Southern California Health)
               Insured by MBIA Insurance Co.                                    10/01/22     4.95       9,100,000    VMIG-1   A1+
    1,400,000  California PCFA ( Exxon Project ) - Series 1989                  12/01/12     4.30       1,400,000      P1     A1+

--------------------------------------------------------------------------------
    The accompanying notes are an integral part of these financial statements

--------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity                 Value              Standard
   Amount                                                                         Date      Yield      (Note 1)    Moody's  & Poor's
   ------                                                                         ----      -----       ------     -------  --------
Other Variable Rate Demand Instruments (b) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$    800,000   California PCFA (Pacific Gas & Electric)
               LOC Bank of America                                              11/01/26    4.40%   $   800,000              A1+
   2,500,000   California PCFA (Pacific Gas & Electric) - Series A
               LOC Toronto Dominion Bank                                        12/01/18    4.25      2,500,000              A1+
   2,000,000   California PCFA (Pacific Gas & Electric) - Series F
               LOC Banque Nationale de Paris                                    11/01/26    4.25      2,000,000              A1+
   3,400,000   California PCFA (Pacific Gas & Electric) - Series F
               LOC Deutsche Bank                                                11/01/26    4.45      3,400,000              A1+
   5,100,000   California PCFA Solid Waste Disposal
               (Shell Oil Company Martinez)                                     12/01/24    4.10      5,100,000     VMIG-1   A1+
   3,300,000   California PCFA Solid Waste Disposal
               (Shell Oil Company Martinez)                                     10/01/31    4.40      3,300,000     VMIG-1   A1+
   1,600,000   California PCFA (Southern California Edison) - Series B          02/28/08    4.10      1,600,000     VMIG-1   A1
   1,500,000   California PCRB (Pacific Gas & Electric)
               LOC Rabobank Nederland                                           12/01/16    4.40      1,500,000              A1+
   8,500,000   California PCRB (Pacific Gas & Electric)
               LOC Morgan Guaranty Trust Company                                11/01/26    4.05      8,500,000              A1+
   3,300,000   California PCRB (Pacific Gas & Electric) - Series C
               LOC Kredietbank                                                  11/01/26    4.30      3,300,000              A1+
   2,000,000   California State Economic Development
               (Standard Abrasives Manufacturing Project)
               LOC Mellon Bank                                                  03/01/23    5.25      2,000,000              A1+
   4,300,000   California Statewide Communities Development
               (House Ear Institute)
               LOC Morgan Guaranty Trust Company                                12/01/18    4.25      4,300,000              A1+
   2,000,000   California Statewide Communities Development
               (Karcher Properties)
               LOC Bayerische HypoVereins Bank, A.G.                            12/01/19    4.85      2,000,000     VMIG-1
   2,000,000   California Statewide Communities Development
               (Kimberly Woods) - Series B
               Guaranteed by Federal National Mortgage Association              06/15/25    5.05      2,000,000              A1+
     500,000   California Statewide Communities Development
               (North California Retired Officers)
               LOC Dresdner Bank                                                06/01/26    4.35        500,000     VMIG-1
   1,200,000   Carlsbad, CA MHRB (La Costa Apartments Project) - Series A
               LOC Bank of America                                              06/01/11    5.05      1,200,000     VMIG-1
   1,500,000   Colton, CA Redevelopment Agency 1985 Issue - Series A
               Guaranteed by Federal Home Loan Bank                             05/01/10    4.40      1,500,000              A1+

--------------------------------------------------------------------------------
    The accompanying notes are an integral part of these financial statements

--------------------------------------------------------------------------------

CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
DECEMBER 31, 1999
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                          Maturity               Value              Standard
   Amount                                                                           Date    Yield      (Note 1)    Moody's  & Poor's
   ------                                                                           ----    -----       ------     -------  --------
Other Variable Rate Demand Instruments (b) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $  6,200,000  Contra Costa County, CA MHRB
               (Riverside Apartments Project) - Series 1992
               Guaranteed by Federal National Mortgage Association                11/15/22  4.90%   $  6,200,000             A1+
    1,675,000  County of Santa Clara, CA MHRB
               (Grove Garden Apartments) - Series 1997A
               Guaranteed by Federal National Mortgage Association                02/15/27  4.90       1,675,000             A1+
    1,000,000  Freemont, CA COPS (Family Resource Center Finance Project)
               LOC Kredietbank                                                    08/01/28  4.70       1,000,000             A1+
    2,910,000  Freemont, CA MHRB (Mission Wells Project) - Series 1985 E
               LOC Bayerische Landesbank Girozentrale                             09/01/14  5.00       2,910,000             A1+
   10,225,000  Fresno, CA MHRB (Heron Pointe Apartments)
               LOC Wells Fargo Bank, N.A.                                         06/01/07  4.90      10,225,000    VMIG-1
    1,400,000  Fullerton, CA IDA RB (PCL Packaging Inc. Project) - Series 1984
               LOC Bank of Nova Scotia                                            12/01/04  4.70       1,400,000             A1+
    6,000,000  Hayward, CA MHRB (Barrington Hills) - Series A
               Guaranteed by Federal National Mortgage Association                06/15/25  4.90       6,000,000             A1+
    4,000,000  Hemet, CA (Mercury Savings & Loans/Sun)
               Guaranteed by Federal Home Loan Mortgage Corp.                     01/01/25  4.90       4,000,000             A1+
    1,000,000  Irwindale, CA IDRB (TOYS R'US, Inc. Project) - Series 1984 (c)
               LOC Bankers Trust Company                                          12/01/19  5.12       1,000,000
    1,800,000  Irvine, CA Public Facility (Infrastructure Authority Lease Capital)
               LOC Bayerische HypoVereins Bank, A.G.                              11/01/10  5.10       1,800,000    VMIG-1
    2,000,000  Irvine, CA Capital Improvement Bond Act 1915 Assessment District #97-17
               LOC Bayerische Landesbank Girozentrale                             09/02/23  4.20       2,000,000    VMIG-1
    1,000,000  Irvine Ranch, CA Water District
               LOC Landesbank Hessen                                              10/01/09  4.00       1,000,000             A1+
    1,000,000  Irvine Ranch, CA Water District #'s 105,140, 240 & 25
               LOC Commerzbank                                                    01/01/21  4.30       1,000,000    VMIG-1   A1+
    1,000,000  Irvine Ranch, CA Water District
               LOC Toronto Dominion Bank                                          06/01/15  4.00       1,000,000    VMIG-1   A1+
    1,000,000  Kings County, CA MHRB
               (Edgewater Isle Apartments) - Series 1996A
               LOC Wells Fargo Bank, N.A.                                         06/01/07  4.85       1,000,000    VMIG-1
    1,965,000  Los Angeles, CA IDRB
               (Cereal Food Processors, Inc. Project) - Series 1995
               LOC Commerce Bank                                                  12/01/05  5.65       1,965,000             A1

--------------------------------------------------------------------------------
    The accompanying notes are an integral part of these financial statements

--------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity                 Value              Standard
   Amount                                                                         Date      Yield      (Note 1)    Moody's  & Poor's
   ------                                                                         ----      -----       ------     -------  --------
Other Variable Rate Demand Instruments (b) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $  2,100,000  Los Angeles, CA Regional Improvement Authority
               (Los Angeles International Airport)
               LOC Wachovia Bank, N.A.                                          12/01/24    4.80%   $  2,100,000      P1
    1,480,000  Los Angeles, CA MHRB
               Guaranteed by Federal Home Loan Bank                             12/01/10    3.90       1,480,000             A1+
    1,500,000  Los Angeles, CA Housing Authority MHRB
               (Malibu Meadows Project) - Series 1998B
               Guaranteed by Federal National Mortgage Association              04/15/28    4.90       1,500,000             A1+
    7,000,000  Los Angeles, CA Community Redevelopment Agency MHRB
               (Academy Village Apartments) - Series A
               LOC Union Bank of Switzerland                                    10/01/19    5.00       7,000,000    VMIG-1
    3,000,000  Los Angeles, CA HFA MHRB
               (Sand Canyon Ranch Project) - Series 1985F
               LOC Citibank, N.A.                                               11/01/06    4.75       3,000,000             A1+
    2,500,000  Los Angeles, CA IDA (P&C Poultry Distributors) (c)
               LOC Comerica Bank                                                06/01/23    5.65       2,500,000
    2,500,000  Metropolitan Water District RB (Waterworks) - Series B           07/01/28    3.65       2,500,000    VMIG-1   A1+
   16,000,000  M-S-R Public Power Agency, CA (San Juan Project)
               Insured by MBIA Insurance Corp.                                  07/01/18    4.35      16,000,000    VMIG-1   A1+
    7,000,000  M-S-R Public Power Agency, CA (San Juan Project)
               Insured by MBIA Insurance Corp.                                  07/01/22    4.35       7,000,000    VMIG1    A1+
    6,700,000  Oakland, CA Joint Powers Financing Authority
               (Lease Revenues) - Series A-1
               Insured by FSA                                                   08/01/21    5.00       6,700,000    VMIG-1   A1+
    2,400,000  Ontario, CA Revenue Refunding Bonds
               Redevelopment Agency - Series A                                  09/01/27    4.85       2,400,000             A1+
    3,300,000  Orange County, CA (Irvine Coast Assesment District)
               LOC Kredietbank/Societe Generale                                 09/02/18    4.25       3,300,000    VMIG-1   A1+
   25,500,000  Orange County, CA Lakes Project
               (Apartments Development) - Series A
               Guaranteed by Federal Home Loan Mortgage Corp.                   12/01/06    4.90      25,500,000             A1+
    1,000,000  Orange County, CA (Radnor/Aragon Corporation)
               LOC Toronto Dominion Bank                                        08/01/19    5.12       1,000,000      P1
    3,000,000  Orange County, CA Sanitation District COPS
               LOC National Westminster PLC                                     08/01/15    4.20       3,000,000    VMIG-1   A1+
    9,650,000  Orange County, CA Sanitation District COPS
               Insured by FGIC                                                  08/01/17    4.25       9,650,000    VMIG-1   A1+

--------------------------------------------------------------------------------
    The accompanying notes are an integral part of these financial statements

--------------------------------------------------------------------------------

CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
DECEMBER 31, 1999
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity                 Value              Standard
   Amount                                                                         Date      Yield      (Note 1)    Moody's  & Poor's
   ------                                                                         ----      -----       ------     -------  --------
Other Variable Rate Demand Instruments (b) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $  2,500,000  Otay, CA Water District COPS - Series 1996
               LOC Landesbank Hessen                                            09/01/26    5.15%   $  2,500,000    VMIG-1   A1+
      305,000  Oxnard, CA (Channel Island Business Center Project) - Series 1985
               LOC Wells Fargo Bank, N.A.                                       07/01/05    4.25         305,000    VMIG-1
    2,000,000  Riverside County, CA Housing Authority
               (Amanda Park Apartment Project)
               Guaranteed by Federal Home Loan Mortgage Corp.                   01/15/29    5.05       2,000,000    VMIG-1
    2,250,000  Riverside County, CA IDA
               LOC Union Bank of California                                     05/01/24    4.90       2,250,000      P1
    5,500,000  Riverside County, CA (Riverside County Public Facility)
               LOC Commerzbank/National Westminster PLC                         12/01/15    5.00       5,500,000    VMIG-1
    4,500,000  Rohnert Park, CA MHRB
               (Crossbrook Apartments Project) - Series 1995A
               Guaranteed by Federal National Mortgage Association              06/15/25    4.90       4,500,000             A1+
    8,500,000  Sacramento County, CA MHRB
               (Shadowood Apartments Project) - Series 1992A
               LOC General Electric Capital Corporation                         12/01/22    5.15       8,500,000             A1+
    2,480,000  Salinas, CA MHRB (Brentwood Gardens) - Series A
               Guaranteed by Federal National Mortgage Association              05/15/27    4.90       2,480,000             A1+
    1,800,000  San Bernadino County, CA COPS
               (County Center Refinancing Project) - Series 1996
               LOC Canadian Imperial Bank of Commerce                           07/01/15    4.90       1,800,000    VMIG-1   A1+
    5,220,000  San Bernadino County, CA MHRB (Parkview Place) - Series A
               Guaranteed by Federal Home Loan Bank                             03/01/27    4.90       5,220,000             A1+
    1,200,000  San Diego, CA IDRB (Kaiser Aerospace & Electric)
               LOC ABN AMRO Bank                                                10/01/07    5.40       1,200,000      P1
    2,000,000  San Diego, CA MHRB (University Town Center Apartment)
               LOC Bank of America                                              10/01/15    4.30       2,000,000    VMIG-1
    1,900,000  San Franciso, CA (Filmore Center A-1)
               LOC Credit Suisse First Boston                                   12/01/17    4.95       1,900,000             A1+
    4,000,000  San Franciso, CA MHRB (City Hights Apartments)
               Guaranteed by Federal National Mortgage Association              06/15/25    5.05       4,000,000             A1+
    1,500,000  San Jose, CA MHRB
               (Siena at Renaissance Square Apartments) - Series 1996A
               LOC Landesbank Hessen                                            12/01/29    5.10       1,500,000    VMIG-1
    1,700,000  Santa Ana, CA Health Facility
               LOC Banque Nationale de Paris                                    10/01/20    4.25       1,700,000             A1

--------------------------------------------------------------------------------
    The accompanying notes are an integral part of these financial statements

--------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                          Maturity               Value              Standard
   Amount                                                                           Date     Yield     (Note 1)    Moody's  & Poor's
   ------                                                                           ----     -----      ------     -------  --------
Other Variable Rate Demand Instruments (b) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $  3,000,000  Santa Clara, CA Transit District - Series 1985A
               Insured by AMBAC Indemnity Corp.                                   06/01/15   4.65%   $  3,000,000             AAA
    2,100,000  Southeast California Resource Recovery Facility Authority
               Lease Revenue Refunding Bonds - Series 1995A
               LOC Bayerische Landesbank Girozentrale                             12/01/18   5.00       2,100,000    VMIG-1   A1+
    2,000,000  Southern California Public Power Authority RB
               (Southern Transmission Project) - Series 1996B
               Insured by FSA                                                     07/01/23   5.00       2,000,000    VMIG-1   A1+
    4,800,000  Southern California Public Power Authority RB
               (Public Power Transmission Project) - Series 1991
               Insured by AMBAC Indemnity Corp.                                   07/01/19   4.85       4,800,000    VMIG-1   A1+
    3,000,000  State of California GO RB
               Insured by MBIA Insurance Co.                                      09/01/21   5.36       3,000,000             A1+
    3,115,000  Town of Windsor MHRB
               (Oakmount at Windsor Project) - Series A
               LOC Banque Paribas                                                 08/01/25   5.65       3,115,000             A1
    2,500,000  Visalia, CA IDRB (Savannah Foods) (c)
               LOC Suntrust Bank                                                  06/01/05   5.60       2,500,000
    2,100,000  Walnut Creek, CA MHRB (Creekside Drive Apartments)
               LOC Bank of America                                                04/01/07   4.40       2,100,000    VMIG-1
   11,000,000  West Basin Municipal Water District COPS
               (Recycled Water Project-Phase II) - Series 1997C
               LOC Bayerische HypoVereins Bank, A.G.                              08/01/27   4.80      11,000,000    VMIG-1
    2,000,000  West Basin Municipal Water District COPS
               (Recycled Water Project-Phase III)
               LOC Bayerische HypoVereins Bank, A.G.                              08/01/29   4.80       2,000,000    VMIG-1   A1+
 ------------                                                                                        ------------
  323,165,000  Total Other Variable Rate Demand Instruments                                           323,165,000
 ------------                                                                                        ------------
Put Bonds (d) (3.04%)
------------------------------------------------------------------------------------------------------------------------------------
 $    455,000  California HFA Single Family Variable Rate Bonds II - Series 1998B 02/01/00   4.95%   $    455,000     MIG-1   SP-1+
    1,655,000  California Housing Mortgage Bonds
               (Single Family Mortgage Bonds)                                     08/01/00   3.40       1,655,000    VMIG1    SP-1+
    3,745,000  California PCFA PCRB (Chevron USA Incorporated Project) (c)        11/15/00   3.80       3,745,000
    1,000,000  Los Angeles, CA State Building Authority Lease                     10/01/00   3.43       1,003,603              A1
    4,000,000  San Luis, CA Coastal Unified School District (San Luis Obispo)     06/30/00   3.33       4,016,458             SP-1+
    2,500,000  South Coast Local Education Agency TRAN
               Insured by MBIA Insurance Co.                                      06/30/00   3.29       2,507,798     MIG-1
 ------------                                                                                        ------------
   13,355,000  Total Put Bonds                                                                         13,382,859
 ------------                                                                                        ------------

--------------------------------------------------------------------------------
    The accompanying notes are an integral part of these financial statements

--------------------------------------------------------------------------------

CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
DECEMBER 31, 1999
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity                 Value              Standard
   Amount                                                                         Date      Yield      (Note 1)    Moody's  & Poor's
   ------                                                                         ----      -----       ------     -------  --------
Tax Exempt Commercial Paper (13.79%)
------------------------------------------------------------------------------------------------------------------------------------
 $  1,600,000  California PCR (Southern California Edison) - Series 85C         02/11/00    3.40%   $  1,600,000     P1       A1
    4,000,000  California PCR (Southern California Edison) - Series B           04/12/00    3.45       4,000,000     P1       A1
    1,500,000  Chula Vista, CA (San Diego Gas & Electric)                       02/10/00    3.70       1,500,000     P1       A1
    3,000,000  Long Beach, CA Harbor Department - Series A                      04/05/00    3.55       3,000,000     P1       A1+
    3,000,000  Los Angeles, CA (Department of Water & Power)
               LOC Bank of America/Bayerische Landesbank Girozentrale/
               Credit Locale de France/Morgan Guaranty Trust Company/
               Westdeutsche Landesbank                                          02/23/00    3.55       3,000,000     P1       A1+
   11,650,000  Los Angeles, CA Capital Assessment
               (Corporation Lease Revenue Notes)
               LOC Bayerische Landesbank Girozentrale/
               Morgan Guaranty Trust Company/
               Westdeutsche Landesbank                                          01/18/00    3.65      11,650,000     P1       A1+
    8,480,000  Port of Oakland, CA - Series A
               LOC Bank of Nova Scotia/Commerzbank                              01/12/00    3.50       8,480,000     P1       A1+
    5,000,000  Puerto Rico Government Development Bank                          01/19/00    3.25       5,000,000              A1+
    2,000,000  Sacremento, CA Municipal Utilities - Series I
               LOC Bayerische Landesbank Girozentrale/
               Morgan Guaranty Trust Company/
               Westdeutsche Landesbank                                          01/24/00    3.50       2,000,000              A1+
    1,030,000  San Francisco Airport - Series 1997
               LOC Societe Generale                                             01/18/00    3.80       1,030,000     P1       A1+
      795,000  San Francisco Airport - Series 1997
               LOC Societe Generale                                             02/14/00    3.60         795,000     P1       A1+
    1,000,000  San Francisco Bay Area Transit
               LOC Bayerische Landesbank Girozentrale                           01/24/00    3.50       1,000,000     P1       A1+
    2,000,000  San Francisco Bay Area Transit
               LOC Bayerische Landesbank Girozentrale                           02/09/00    3.55       2,000,000     P1       A1+
    2,000,000  San Francisco Bay Area Transit
               LOC Bayerische Landesbank Girozentrale                           02/15/00    3.20       2,000,000     P1       A1+
    9,000,000  San Francisco Bay Area Transit
               LOC Bayerische Landesbank Girozentrale                           02/17/00    3.55       9,000,000     P1       A1+
    1,666,000  State of California Department of Resource Water RB              02/10/00    3.65       1,666,000     P1       A1+
    2,000,000  The Regents of the University of California - Series A           02/16/00    3.35       2,000,000     P1       A1+
    1,000,000  The Regents of the University of California - Series A           04/12/00    3.45       1,000,000     P1       A1+
 ------------                                                                                       ------------
   60,721,000  Total Tax Exempt Commercial Paper                                                      60,721,000
 ------------                                                                                       ------------

--------------------------------------------------------------------------------
    The accompanying notes are an integral part of these financial statements

--------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity                 Value              Standard
   Amount                                                                         Date      Yield      (Note 1)    Moody's  & Poor's
   ------                                                                         ----      -----       ------     -------  --------
Variable Rate Demand Instruments - Private Placements (b) (1.63%)
------------------------------------------------------------------------------------------------------------------------------------
 $  3,505,000  Gene E. Lynn Nursing Home
               LOC Bank of America                                              12/01/15    5.48%   $  3,505,000     P1       A1+
    2,285,000  Kent Trust Project - Series 84B
               LOC Comerica Bank                                                12/01/14    4.25       2,285,000     P1       A1
    1,375,000  Nob Hill Venture (City of Morgan Hill) - Series 84
               LOC Wells Fargo Bank, N.A.                                       12/01/09    4.25       1,375,000     P1       A1
 ------------                                                                                       ------------
    7,165,000  Total Variable Rate Demand Instruments - Private Placements                          $  7,165,000
 ------------                                                                                       ------------
               Total Investments (99.41%) (Cost $437,875,784+)                                       437,875,784
               Cash and Other Assets, Net of Liabilities (0.59%)                                       2,618,473
                                                                                                    ------------
               Net Assets (100.00%)                                                                 $440,494,257
                                                                                                    ============
               Net Asset Value, offering and redemption price per share:
               Class A Shares, 233,897,249 Shares Outstanding (Note 3)                              $       1.00
                                                                                                    ============
               Class B Shares, 206,609,161 Shares Outstanding (Note 3)                              $       1.00
                                                                                                    ============



               +   Aggregate cost for federal income tax purposes is identical.

























--------------------------------------------------------------------------------
    The accompanying notes are an integral part of these financial statements

--------------------------------------------------------------------------------

CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
DECEMBER 31, 1999
================================================================================


FOOTNOTES:

(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings are those of the holding company of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Certain issuers have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b) Securities payable on demand at par including accrued interest (usually with seven days notice) and, if indicated, unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

(c) Securities that are not rated which the Fund's Board of Directors has determined to be of comparable quality to those rated securities in which the Fund invests.

(d)  The maturity date indicated is the next put date.


KEY:
      COPS     =  Certificates of Participations              IDRB     =  Industrial Development Revenue Bond
      EDFA     =  Economic Development Finance Authority      LOC      =  Letter of Credit
      FGIC     =  Financial Guaranteed Insurance Company      MHRB     =  Multi-Family Housing Revenue Bond
      FSA      =  Financial Security Assurance                PCFA     =  Pollution Control Finance Authority
      GO       =  General Obligation                          PCRB     =  Pollution Control Revenue Bond
      HEFA     =  Health & Educational Facility Authority     RAN      =  Revenue Anticipation Note
      HFA      =  Housing Finance Agency                      RB       =  Revenue Bond
      IDA      =  Industrial Development Authority            TRAN     =  Tax and Revenue Anticipation Note









--------------------------------------------------------------------------------
    The accompanying notes are an integral part of these financial statements

--------------------------------------------------------------------------------

CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 1999
================================================================================




INVESTMENT INCOME

 Income:
  Interest......................................................................      $         9,041,636
                                                                                       ------------------
 Expenses: (Note 2)
   Investment management fee....................................................                  869,936
   Administration fee...........................................................                  608,955
   Shareholder servicing fee....................................................                  450,071
   Custodian expenses...........................................................                   19,393
   Shareholder servicing and related shareholder expenses.......................                  188,853
   Legal, compliance and filing fees............................................                  108,069
   Audit and accounting.........................................................                   66,884
   Directors' fees..............................................................                    9,232
   Other........................................................................                   14,239
                                                                                       ------------------
       Total expenses...........................................................                2,335,632
       Less: Expenses paid indirectly (Note 2)..................................      (               138)
                                                                                       ------------------
       Net expenses.............................................................                2,335,494
                                                                                       ------------------
 Net investment income..........................................................                6,706,142
                                                                                       ------------------

REALIZED GAIN (LOSS) ON INVESTMENTS
 Net realized gain (loss) on investments.........................................                   3,459
                                                                                       ------------------
 Increase in net assets from operations..........................................     $         6,709,601
                                                                                        =================








--------------------------------------------------------------------------------
    The accompanying notes are an integral part of these financial statements

--------------------------------------------------------------------------------

CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 1999 AND 1998
================================================================================


                                                                            1999                         1998
                                                                       ---------------             ----------------

 INCREASE (DECREASE) IN NET ASSETS

 Operations:
     Net investment income......................................      $      6,706,142            $       6,003,731
     Net realized gain (loss) on investments....................                 3,459                    -0-
                                                                       ---------------             ----------------
 Increase in net assets from operations.........................             6,709,601                    6,003,731


 Dividends to shareholders from net investment income:
     Class A....................................................      (      5,011,947)*          (       5,213,015)*
     Class B....................................................      (      1,694,195)*          (         790,716)*
 Capital share transactions (Note 3):
     Class A....................................................            23,967,484                   27,262,242
     Class B....................................................           176,417,770                   15,026,919
                                                                       ---------------             ----------------
     Total increase (decrease)..................................           200,388,713                   42,289,161
 Net assets:
     Beginning of year..........................................           240,105,544                  197,816,383
                                                                       ---------------             ----------------
     End of year................................................      $    440,494,257            $     240,105,544
                                                                       ===============             ================

 * Designated as exempt-interest dividends for federal income tax purposes.














--------------------------------------------------------------------------------
    The accompanying notes are an integral part of these financial statements

--------------------------------------------------------------------------------

CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS

================================================================================
1. Summary of Accounting Policies.

California Daily Tax Free Income Fund, Inc. is a no-load, non-diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund has two classes of stock authorized, Class A and Class B. The Class A shares are subject to a service fee pursuant to the Distribution and Service Plan. The Class B shares are not subject to a service fee. Additionally, the Fund may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class Specific expenses of the Fund were limited to distribution fees and transfer agent expenses. In all other respects the Class A and Class B shares represent the same interest in the income and assets of the Fund. Distribution for Class B shares commenced on October 9, 1996 and all Fund shares outstanding before October 9, 1996 were designated as Class A shares. The Fund is a short-term, tax exempt money market Fund. Its financial statements are prepared in accordance with generally accepted accounting principles for investment companies as follows:

     a) Valuation of Securities -
     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b) Federal Income Taxes -
     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     c) Dividends and Distributions -
     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Directors.

     d) Use of Estimates -
     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e) General -
     Securities transactions are recorded on a trade date basis. Interest income
     is  accrued  as  earned.   Realized   gains  and  losses  from   securities
     transactions are recorded on the identified cost basis.

2. Investment Management Fees and Other Transactions with Affiliates

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management, L.P. (Manager) at the annual rate of .30% of the Fund's average daily net assets.

Pursuant to an Administrative Services Contract the Fund pays to the Manager an annual fee of .21% of the Fund's average daily net assets.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================
2.   Investment   Management  Fees  and  Other   Transactions   with  Affiliates
(Continued).

Pursuant to a Distribution Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the Distributor) have entered into a Distribution Agreement and a Shareholder Servicing Agreement, only with respect to Class A shares of the Fund. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund with respect only to the Class A shares, a fee equal to .20% of the Fund's average daily net assets. There were no additional expenses borne by the Fund pursuant to the Distribution Plan.

Fees are paid to Directors who are unaffiliated with the Manager on the basis of $2,000 per annum plus $250 per meeting attended.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $131,855 paid to Reich & Tang Services, Inc., an affiliate of the Manager, as servicing agent for the Fund.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are expense offsets of $138.

3. Capital Stock.

At December 31, 1999, 20,000,000,000 shares of $.001 par value stock were authorized and capital paid in amounted to $440,506,410. Transactions in capital stock, all at $1.00 per share, were as follows:

                                                     Year                               Year
Class A                                              Ended                              Ended
                                               December 31, 1999                  December 31, 1998
                                               -----------------                  -----------------
Sold...................................            540,104,134                        453,337,599
Issued on reinvestment of dividends....              4,354,585                          3,740,509
Redeemed...............................         (  520,491,235)                    (  429,815,866)
                                                 -------------                      -------------
Net increase (decrease)................             23,967,484                         27,262,242
                                                 =============                      =============
                                                     Year                               Year
Class B                                              Ended                              Ended
                                               December 31, 1999                  December 31, 1998
                                               -----------------                  -----------------
                                                C>
Sold...................................            442,376,314                        143,875,423
Issued on reinvestment of dividends....              1,548,953                            699,564
Redeemed...............................         (  267,507,497)                    (  129,548,068)
                                                 -------------                      -------------
Net increase (decrease)................            176,417,770                         15,026,919
                                                 =============                      =============

4. Sales of Securities.

Accumulated undistributed realized losses at December 31, 1999 amounted to $12,153. This amount represents tax basis capital losses which may be carried forward to offset future capital gains. Such losses expire December 31, 2002.

5. Concentration of Credit Risk.

The Fund invests primarily in obligations of political subdivisions of the State of California and, accordingly, is subject to the credit risk associated with the non-performance of such issuers. Approximately 46% of these investments are further secured, as to principal and interest, by letters of credit issued by financial institutions. The Fund maintains a policy of monitoring its exposure by reviewing the creditworthiness of the issuers, as well as that of the financial institutions issuing the letters of credit, and by limiting the amount of holdings with letters of credit from one financial institution.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================
6.       Financial Highlights.

                                                                        Year Ended December 31,
                                                  -------------------------------------------------------------
 Class A
 -------                                           1999           1998         1997          1996         1995
                                                  ------         ------       ------        ------       ------
 Per Share Operating Performance:
 (for a share outstanding throughout the year)
 Net asset value, beginning of year.............  $ 1.00         $ 1.00       $ 1.00        $ 1.00       $ 1.00
                                                  -------        -------      -------       -------      -------
 Income from investment operations:
   Net investment income........................    0.022          0.025        0.028         0.027        0.032
 Less distributions:
   Dividends from net investment income.........  ( 0.022)       ( 0.025)     ( 0.028)      ( 0.027)     ( 0.032)
                                                  -------        -------      -------       -------      -------
 Net asset value, end of year...................  $ 1.00         $ 1.00       $ 1.00        $ 1.00       $ 1.00
                                                  =======        =======      =======       =======      =======
 Total Return...................................    2.25%          2.48%        2.84%         2.76%        3.28%
 Ratios/Supplemental Data
 Net assets, end of year (000)..................  $233,890       $209,916     $182,653      $205,947     $171,808
 Ratios to average net assets:
   Expenses net of fees waived..................    0.86%          0.88%        0.82%         0.75%        0.67%
   Net investment income........................    2.23%          2.43%        2.80%         2.73%        3.24%
   Management, administration and shareholder
      servicing fees waived.....................    0.00%          0.01%        0.05%         0.08%        0.22%
   Expense offsets..............................    0.00%          0.00%        0.00%         0.01%        0.01%

                                                                 Year Ended
 Class B                                                        December 31,                       October 9, 1996
 -------                                          --------------------------------------    (Commencement of Sales) to
                                                    1999           1998           1997          December 31, 1996
                                                  --------       --------       --------        -----------------
 Per Share Operating Performance:
 (for a share outstanding throughout the period)
 Net asset value, beginning of period...........  $  1.00        $  1.00        $  1.00              $  1.00
                                                  --------       --------       --------             --------
 Income from investment operations:
   Net investment income........................     0.025          0.027          0.030                0.004
 Less distributions:
   Dividends from net investment income.........  (  0.025)      (  0.027)      (  0.030)            (  0.004)
                                                  --------       --------       --------             --------
 Net asset value, end of period.................  $  1.00        $  1.00        $  1.00              $  1.00
                                                  ========       ========       ========             ========
 Total Return...................................     2.49%          2.76%          3.08%                3.08%*
 Ratios/Supplemental Data
 Net assets, end of period (000)................  $ 206,604      $  30,190      $  15,163            $   3,436
 Ratios to average net assets:
   Expenses net of fees waived..................     0.62%          0.60%          0.58%                0.56%*
   Net investment income........................     2.61%          2.72%          3.10%                3.09%*
   Management administration fees waived........     0.00%          0.01%          0.05%                0.06%*
   Expense offsets..............................     0.00%          0.00%          0.00%                0.01%*
 * Annualized

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
REPORT OF INDEPENDENT ACCOUNTANTS

================================================================================




To The Board of Directors and Shareholders
California Daily Tax Free Income Fund, Inc.


In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of California Daily Tax Free Income Fund, Inc. (the "Fund") at December 31, 1999, and the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 1999 by correspondence with the custodian, provides a reasonable basis for the opinion expressed above. The financial statements for the year ended December 31, 1998, including the financial highlights for each of the periods prior to December 31, 1999 were audited by other independent accountants whose report dated January 29, 1999 expressed an unqualified opinion on those financial statements.







PricewaterhouseCoopers LLP
New York, NY
January 28, 2000







--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
CHANGE IN INDEPENDENT ACCOUNTANTS

================================================================================






On August 13, 1999, McGladrey & Pullen, LLP (McGladrey) resigned as independent auditors of the Fund pursuant to an agreement by PricewaterhouseCoopers LLP
(PwC) to acquire McGladrey's investment company practice. The McGladrey partners and professionals serving the Fund at the time of the acquisition joined PwC.

The reports of McGladrey on the financial statements of the Fund during the past two fiscal years contained no adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles.

In connection with its audits for the most recent two fiscal years and through August 13, 1999, there were no disagreements with McGladrey on any matter of accounting principle or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of McGladrey would have caused it to make reference to the subject matter of disagreement in connection with its report.

Effective August 13, 1999, the Fund, with the approval of its Board of Directors and its Audit Committee, engaged PwC as its independent auditors.




















--------------------------------------------------------------------------------

--------------------------------------------------------------------------------






CALIFORNIA
DAILY
TAX FREE
INCOME
FUND, INC.






















                                  Annual Report
                                December 31, 1999







--------------------------------------------------------------------------------

--------------------------------------------------------------------------------








------------------------------------------------------
This report is submitted for the general  information
of  the   shareholders   of  the  Fund.   It  is  not
authorized for distribution to prospective  investors
in the Fund  unless  preceded  or  accompanied  by an
effective  prospectus,   which  includes  information
regarding   the  Fund's   objectives   and  policies,
experience  of  its  management,   marketability   of
shares, and other information.
------------------------------------------------------
California Daily Tax Free Income Fund, Inc.
     600 Fifth Avenue
     New York, New York 10020


Manager
     Reich & Tang Asset Management L.P.
     600 Fifth Avenue
     New York, New York 10020


Custodian
     State Street Kansas City
     801 Pennsylvania
     Kansas City, Missouri 64105


Transfer Agent &
Dividend Disbursing Agent
     Reich & Tang Services, Inc.
     600 Fifth Avenue
     New York, New York 10020







CAL1299A
--------------------------------------------------------------------------------